SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Company's shares:

As of December 31, 2019, the Company's authorized share capital consists of NIS 20,000,000 divided into 200,000,000 Ordinary Shares, par value NIS 0.1 per share. Ordinary Shares confer on their holders the right to receive notice to participate and vote in general meetings of the Company, the right to a share in the excess of assets upon liquidation of the Company, and the right to receive dividends if declared.

b.	Stock option plan:

A summary of the Company's stock option activity, pertaining to its option plans for employees and related information is as follows:

	Year ended December 31,
	2019		2018		2017
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	1,736,143	$7.26	2,189,297	$7.63	1,959,014	$8.24
Granted	-	$-	62,200	$5.91	676,550	$4.93
Forfeited	(59,107)	$10.05	(414,617)	$9.79	(346,750)	$7.01
Exercised	(223,295)	$4.36	(100,737)	$4.07	(99,517)	$3.56

Outstanding at end of year	1,453,741	$7.59	1,736,143	$7.26	2,189,297	$7.63

Exercisable at end of year	1,240,005	$8.01	1,281,665	$8.02	1,274,649	$9.26

Vested and expected to vest	1,442,990	$7.61	1,464,802	$7.65	1,607,782	$8.44

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal years 2019, 2018 and 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders if all option holders exercised their options on December 31, 2019, 2018 and 2017, respectively. This amount may change based on the fair market value of the Company's stock. The total intrinsic value of options outstanding at December 31, 2019, 2018 and 2017, were $ 3,510, $ 1,518 and $ 1,063, respectively. The total intrinsic value of exercisable options at December 31, 2019, 2018 and 2017, were approximately $ 2,791, $ 1,058 and $ 684, respectively. The total intrinsic value of options vested and expected to vest at December 31, 2019, 2018 and 2017, were approximately $ 3,399, $ 1,246 and $ 819, respectively.

The total intrinsic value (the difference between the Company's closing stock price on the exercise date and the exercise price)  of options exercised during the years ended December 31, 2019, 2018 and 2017 were approximately $ 769, $ 201 and $ 176, respectively. The weighted-average grant-date fair value of the options granted during the years ended December 31, 2018 and 2017 were $ 2.89 and $ 2.36, respectively. No options were granted during 2019. The number of options vested during the year ended December 31, 2019 was 226,317. The weighted-average remaining contractual life of the outstanding options as of December 31, 2019 is 3.45 years. The weighted-average remaining contractual life of exercisable options as of December 31, 2019 is 3.25 years.

The options outstanding as of December 31, 2019, have been classified by exercise price, as follows:

Exercise price	Shares upon exercise of options outstanding as of December 31, 2019	Weighted average remaining contractual life	Shares upon exercise of options exercisable as of December 31, 2019
		Years

$23.31-27.58	64,500	2.63	64,500
$15.2-17.07	49,936	1.97	49,936
$10.0 -14.68	173,250	3.92	173,250
$5.01-9.7	508,083	2.84	435,487
$0.1-4.95	657,972	4.00	516,832

	1,453,741		1,240,005

The following provides a summary of the restricted stock unit activity for the Company for the two years ended December 31, 2019:

	Year ended December 31,
	2019		2018
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	1,252,031	$5.45	713,090	$6.04
Granted	1,001,000	$7.53	996,200	$5.54
Vested	(401,904)	$7.53	(312,201)	$5.72
Forfeited	(199,067)	$7.61	(145,058)	$5.01

Unvested at end of year	1,652,060	$6.53	1,252,031	$5.45

As of December 31, 2019, $ 402 and $ 8,001 unrecognized compensation cost related to stock options and RSUs respectively is expected to be recognized over a weighted average vesting period of 3.01 years.

Under the terms of the above option plans, options may be granted to employees, officers, directors and various service providers of the Company and its subsidiaries. The options vest over a four-year period, subject to the continued employment of the employee. The options generally expire no later than ten years from the date of the grant. The exercise price of the options at the date of grant under the plans may not be less than the nominal value of the shares into which such options are exercised, any options, which are forfeited or cancelled before expiration, become available for future grants. As of December 31, 2019, 34,652 Ordinary shares are available for future issuance under the option plans.

In addition to granting stock options, the Company granted 1,001,000 and 996,200 RSUs in 2019 and 2018, respectively under the 2016 option plan. RSUs vest over a four-year period subject to the continued employment of the employee. RSUs that are cancelled or forfeited become available for future grants.